Note 19 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares issuable under options (in shares)	3,242,250	3,053,000
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 101.73	$ 94.3
Granted, number of options (in shares)	698,600	815,000
Granted, weighted average exercise price (in dollars per share)	$ 151.34	$ 106.75
Exercised, number of options (in shares)	(581,800)	(600,500)
Exercised, weighted average exercise price (in dollars per share)	$ 77.5	$ 70.04
Forfeited, number of options (in shares)	(47,250)	(25,250)
Forfeited, weighted average exercise price (in dollars per share)	$ 107.03	$ 119.82
Shares issuable under options (in shares)	3,311,800	3,242,250
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 116.37	$ 101.73
Shares issuable under options, weighted average remaining contractual life (Year)	3 years 1 month 6 days
Shares issuable under options, aggregate intrinsic value	$ 77,229
Options exercisable, number of options (in shares)	989,086
Options exercisable, weighted average exercise price (in dollars per share)	$ 93.63
Options exercisable, weighted average remaining contractual life (Year)	2 years 2 months 12 days
Options exercisable, aggregate intrinsic value	$ 41,879